UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Delaware Investments® Dividend and Income Fund, Inc. Semiannual report May 31, 2015

The figures in the semiannual report for Delaware Investments Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of May 31, 2015, and subject to change for events occurring after such date. Information is as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Dividend and Income Fund, Inc. are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type / sector allocations and

top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	85.04%
Consumer Discretionary	4.50%
Consumer Staples	8.71%
Diversified REITs	1.49%
Energy	9.28%
Financials	8.98%
Healthcare	13.02%
Healthcare REITs	0.88%
Hotel REITs	1.11%
Industrial REITs	0.81%
Industrials	6.53%
Information Technology	11.23%
Mall REITs	1.87%
Materials	2.30%
Mixed REITs	0.30%
Mortgage REIT	0.29%
Multifamily REITs	1.58%
Office REITs	2.44%
Self-Storage REITs	0.64%
Shopping Center REITs	1.87%
Single Tenant REIT	0.22%
Specialty REITs	0.39%
Telecommunications	4.21%
Utilities	2.39%

Convertible Preferred Stock	2.25%

Convertible Bonds	8.03%
Basic Industry	0.04%
Capital Goods	0.54%
Communications	0.88%
Consumer Cyclical	0.42%
Consumer Non-Cyclical	1.84%
Energy	0.38%
Financials	0.87%
Industrials	0.46%
REITs	0.81%
Technology	1.79%

Security type / sector	Percentage of net assets

Corporate Bonds	37.92%
Automobiles	0.57%
Banking	1.75%
Basic Industry	4.16%
Capital Goods	2.86%
Communications	4.23%
Consumer Cyclical	1.86%
Consumer Non-Cyclical	1.43%
Energy	4.91%
Financials	0.75%
Healthcare	2.49%
Insurance	0.56%
Media	4.85%
Services	3.79%
Technology	1.55%
Utilities	2.16%

Senior Secured Loans	2.15%

Limited Partnership	1.76%

Preferred Stock	0.41%

Warrant	0.00%

Short-Term Investments	1.98%

Total Value of Securities	139.54%

Borrowing Under Line of Credit	(39.63%)

Receivables and Other Assets Net of Liabilities	0.09%

Total Net Assets	100.00%

(continues)	1

Security type / sector allocations and

top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of net assets

Broadcom Class A	2.80%
Mondelez International	2.37%
Northrop Grumman	2.35%
Intel	2.33%
Archer-Daniels-Midland	2.32%
Cardinal Health	2.29%
Cisco Systems	2.27%
Bank of New York Mellon	2.25%
Quest Diagnostics	2.23%
Merck	2.22%

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 85.04%

Consumer Discretionary – 4.50%
AMC Entertainment Holdings	15,000	$433,650
Johnson Controls	41,200	2,143,224
Lowe’s	28,100	1,966,438

		4,543,312

Consumer Staples – 8.71%
Archer-Daniels-Midland	44,400	2,346,540
CVS Health	20,500	2,098,790
Kraft Foods Group	23,133	1,953,582
Mondelez International	57,400	2,387,266

		8,786,178

Diversified REITs – 1.49%
Fibra Uno Administracion	116,400	296,560
Gramercy Property Trust	21,375	568,789
Lexington Realty Trust	62,300	571,914
Vornado Realty Trust	665	66,427

		1,503,690

Energy – 9.28%
Chevron	17,600	1,812,800
ConocoPhillips	28,600	1,821,248
Halcon Resources †	1,617	1,698
Halliburton	40,900	1,856,860
Marathon Oil	61,400	1,669,466
Occidental Petroleum	28,200	2,204,958

		9,367,030

Financials – 8.98%
Allstate	31,700	2,134,044
Ashford †	90	8,685
Bank of New York Mellon	52,300	2,267,728
BB&T	54,600	2,155,062
Home Loan Servicing Solutions	35,400	24,355
Marsh & McLennan	37,400	2,177,802
Solar Capital	15,528	296,895

		9,064,571

Healthcare – 13.02%
Baxter International	30,900	2,058,249
Cardinal Health	26,200	2,310,054
Johnson & Johnson	21,100	2,112,954
Merck	36,800	2,240,752
Pfizer	62,489	2,171,493
Quest Diagnostics	29,900	2,249,377

		13,142,879

Healthcare REITs – 0.88%
Health Care REIT	3,900	274,014

	Number of shares	Value (U.S. $)

Common Stock (continued)

Healthcare REITs (continued)
Healthcare Trust of America Class A	9,100	$225,589
Omega Healthcare Investors	4,400	158,532
Ventas	3,500	232,820

		890,955

Hotel REITs – 1.11%
Ashford Hospitality Prime	1,700	26,758
Ashford Hospitality Trust	7,900	67,940
DiamondRock Hospitality	15,800	208,086
Pebblebrook Hotel Trust	3,500	150,080
Strategic Hotels & Resorts †	17,700	213,816
Summit Hotel Properties	33,800	451,568

		1,118,248

Industrial REITs – 0.81%
DCT Industrial Trust	2,625	85,864
Prologis	780	30,880
STAG Industrial	19,400	413,220
Terreno Realty	14,000	284,900

		814,864

Industrials – 6.53%
Northrop Grumman	14,900	2,371,782
Raytheon	19,800	2,044,548
Waste Management	43,800	2,174,670

		6,591,000

Information Technology – 11.23%
Broadcom Class A	49,800	2,831,130
CA	65,286	1,987,959
Cisco Systems	78,000	2,286,180
Intel	68,200	2,350,172
Xerox	164,600	1,879,732

		11,335,173

Mall REITs – 1.87%
General Growth Properties	11,829	335,116
Simon Property Group	8,547	1,550,426

		1,885,542

Materials – 2.30%
duPont (E.I.) deNemours	29,400	2,087,694
Tarkett	9,027	233,644

		2,321,338

Mixed REITs – 0.30%
CyrusOne	6,300	203,301
PS Business Parks	1,400	102,340

		305,641

(continues)	3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Number of shares	Value (U.S. $)

Common Stock (continued)

Mortgage REIT – 0.29%
Starwood Property Trust	12,200	$291,458

		291,458

Multifamily REITs – 1.58%
Apartment Investment & Management	10,919	414,158
Camden Property Trust	2,950	221,191
Equity Residential	5,000	371,600
Essex Property Trust	1,147	255,345
Post Properties	5,800	329,498

		1,591,792

Office REITs – 2.44%
alstria office REIT	21,023	272,629
Easterly Government Properties	60,000	931,800
Equity Commonwealth †	20,000	515,000
Hudson Pacific Properties	6,100	185,989
Paramount Group	9,000	165,060
Parkway Properties	23,000	395,370

		2,465,848

Self-Storage REITs – 0.64%
Extra Space Storage	7,300	511,219
Jernigan Capital †	6,600	134,904

		646,123

Shopping Center REITs – 1.87%
DDR	18,200	307,944
First Capital Realty	10,481	158,356
Kimco Realty	15,530	372,099
Kite Realty Group Trust	24,500	662,725
Ramco-Gershenson Properties Trust	11,700	201,474
Urban Edge Properties	332	7,171
Wheeler Real Estate Investment Trust @	77,956	179,299

		1,889,068

Single Tenant REIT – 0.22%
Spirit Realty Capital	20,800	224,432

		224,432

Specialty REITs – 0.39%
American Residential Properties †	8,900	165,095
EPR Properties	4,020	231,833

		396,928

Telecommunications – 4.21%
AT&T	63,400	2,189,836

	Number of shares	Value (U.S. $)

Common Stock (continued)

Telecommunications (continued)
Century Communications =†	500,000	$0
Verizon Communications	41,600	2,056,704

		4,246,540

Utilities – 2.39%
Abengoa Yield	5,100	196,044
American Water Works	3,200	169,184
Edison International	33,600	2,043,216

		2,408,444

Total Common Stock (cost $61,796,023)		85,831,054

Convertible Preferred Stock – 2.25%

Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	87	72,808
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	1,490	166,850
El Paso Energy Capital Trust I 4.75% exercise price $34.49, expiration date 3/31/28	5,250	314,895
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	3,650	176,331
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	130	26,845
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	182	244,790
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	6,898	215,563
Laclede Group 6.75% exercise price $57.81, expiration date 4/1/17	1,550	85,421
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	5,350	269,560
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	2,110	145,105
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	259	313,087

4

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Weyerhaeuser 6.375% exercise price $33.13, expiration date 7/1/16	3,638	$197,398
Wheeler Real Estate Investment Trust 9.00% exercise price $5.00, expiration date 12/31/49 @=†	34	35,265

Total Convertible Preferred Stock (cost $2,281,504)		2,263,918

	Principal amount°

Convertible Bonds – 8.03%

Basic Industry – 0.04%
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	135,000	34,509

		34,509

Capital Goods – 0.54%
Abengoa 144A 5.125% exercise price $38.44, expiration date 2/23/17 #	400,000	427,750
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	69,000	78,229
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	47,000	38,129

		544,108

Communications – 0.88%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	304,000	305,520
Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40 #	213,000	233,235
Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43 #	364,000	352,853

		891,608

Consumer Cyclical – 0.42%
Huron Consulting Group 144A 1.25% exercise price $79.89, expiration date 9/27/19 #	181,000	193,783

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Consumer Cyclical (continued)
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	217,000	$231,647

		425,430

Consumer Non-Cyclical – 1.84%
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	122,000	183,915
HealthSouth 2.00% exercise price $38.82, expiration date 11/30/43	151,000	183,843
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	167,000	214,177
Hologic 2.00% exercise price $38.59, expiration date 12/15/43	227,000	269,988
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	274,000	365,276
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	283,000	261,421
Vector Group
1.75% exercise price $25.87, expiration date 4/15/20	223,000	239,446
2.50% exercise price $16.78, expiration date 1/14/19 ●	97,000	136,763

		1,854,829

Energy – 0.38%
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	126,000	122,693
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	140,000	143,237
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	189,000	119,897

		385,827

Financials – 0.87%
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	224,000	231,000

(continues)	5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Financials (continued)
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	252,000	$277,673
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	139,000	145,776
New Mountain Finance 144A 5.00% exercise price $15.93, expiration date 6/14/19 #	214,000	219,350

		873,799

Industrials – 0.46%
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	207,000	204,024
General Cable 4.50% exercise price $34.47, expiration date 11/15/29 f	325,000	263,453

		467,477

REITs – 0.81%
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	216,000	206,686
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	326,000	353,710
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	270,000	259,706

		820,102

Technology – 1.79%
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	148,000	145,595
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	254,000	252,095
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	183,000	256,086
Electronics For Imaging 144A 0.75% exercise price $52.72, expiration date 8/29/19 #	192,000	201,120

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Technology (continued)
Intel 3.25% exercise price $21.47, expiration date 8/1/39	130,000	$221,082
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	197,000	229,505
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	262,000	248,900
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	56,000	81,270
SunEdison 144A 2.625% exercise price $38.65, expiration date 5/30/23 #	30,000	31,106
SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25 #	15,000	15,853
VeriSign 4.136% exercise price $34.37, expiration date 8/15/37	67,000	126,714

		1,809,326

Total Convertible Bonds (cost $7,638,360)		8,107,015

Corporate Bonds – 37.92%

Automobiles – 0.57%
Gates Global 144A
6.00% 7/15/22 #	230,000	213,325
International Automotive Components Group 144A
9.125% 6/1/18 #	220,000	227,700
Meritor
6.25% 2/15/24	20,000	20,425
6.75% 6/15/21	110,000	114,675

		576,125

Banking – 1.75%
Bank of America
6.50% 10/23/49 ●	205,000	217,044
Barclays Bank
7.625% 11/21/22	200,000	232,875
Credit Suisse Group 144A
7.50% 12/11/49 #●	305,000	325,206
HSBC Holdings
6.375% 12/29/49 ●	200,000	205,750
JPMorgan Chase
6.75% 8/29/49 ●	195,000	212,794
Lloyds Banking Group
7.50% 4/30/49 ●	330,000	351,863

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Popular 7.00% 7/1/19	215,000	$221,181

		1,766,713

Basic Industry – 4.16%
AK Steel
7.625% 5/15/20	144,000	128,160
7.625% 10/1/21	100,000	84,500
American Tire Distributors
144A 10.25% 3/1/22 #	95,000	100,937
ArcelorMittal
5.125% 6/1/20	50,000	50,875
6.125% 6/1/25	50,000	50,937
6.25% 3/1/21	60,000	63,525
Builders FirstSource 144A
7.625% 6/1/21 #	207,000	217,350
Chemours
144A 6.625% 5/15/23 #	35,000	35,613
144A 7.00% 5/15/25 #	178,000	181,560
Cliffs Natural Resources
5.95% 1/15/18	75,000	63,000
Consolidated Energy Finance
144A 6.75% 10/15/19 #	200,000	207,000
CPG Merger Sub 144A
8.00% 10/1/21 #	155,000	163,525
Evolution Escrow Issuer 144A
7.50% 3/15/22 #	140,000	139,650
First Quantum Minerals
144A 6.75% 2/15/20 #	52,000	51,090
144A 7.00% 2/15/21 #	97,000	94,454
FMG Resources August 2006 Pty
144A 8.25% 11/1/19 #	98,000	90,037
144A 9.75% 3/1/22 #	115,000	121,037
Grace (W.R.) 144A
5.625% 10/1/24 #	80,000	84,500
HD Supply 11.50% 7/15/20	170,000	199,750
Hexion 144A
10.00% 4/15/20 #	100,000	106,500
Kissner Milling 144A
7.25% 6/1/19 #	95,000	97,494
LSB Industries 7.75% 8/1/19	120,000	128,100
Lundin Mining 144A
7.875% 11/1/22 #	205,000	222,298
NCI Building Systems 144A
8.25% 1/15/23 #	105,000	112,613
New Gold 144A
6.25% 11/15/22 #	156,000	156,975
NOVA Chemicals 144A
5.00% 5/1/25 #	115,000	118,163

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Polymer Group 144A
6.875% 6/1/19 #	240,000	$224,700
Rayonier AM Products 144A
5.50% 6/1/24 #	205,000	185,013
Ryerson
9.00% 10/15/17	150,000	153,000
11.25% 10/15/18	54,000	52,380
Steel Dynamics
5.50% 10/1/24	125,000	129,219
TPC Group 144A
8.75% 12/15/20 #	250,000	243,125
Wise Metals Group 144A
8.75% 12/15/18 #	80,000	85,801
Wise Metals Intermediate Holdings 144A
9.75% 6/15/19 #	55,000	59,881

		4,202,762

Capital Goods – 2.86%
Abengoa Greenfield 144A
6.50% 10/1/19 #	225,000	212,625
Accudyne Industries Borrower
144A 7.75% 12/15/20 #	180,000	167,400
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	200,000	202,000
BWAY Holding 144A
9.125% 8/15/21 #	340,000	354,450
Cemex 144A
7.25% 1/15/21 #	200,000	215,800
Consolidated Container 144A
10.125% 7/15/20 #	91,000	81,445
Gardner Denver 144A
6.875% 8/15/21 #	310,000	289,075
KLX 144A 5.875% 12/1/22 #	185,000	188,006
Milacron 144A
7.75% 2/15/21 #	105,000	109,200
Norbord 144A
6.25% 4/15/23 #	80,000	80,800
Plastipak Holdings 144A
6.50% 10/1/21 #	225,000	232,875
Reynolds Group Issuer
8.25% 2/15/21	145,000	153,519
Signode Industrial Group
144A 6.375% 5/1/22 #	175,000	175,875
TransDigm
6.00% 7/15/22	205,000	208,844
6.50% 7/15/24	135,000	138,375
144A 6.50% 5/15/25 #	75,000	76,875

		2,887,164

(continues)	7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications – 4.23%
CenturyLink 6.75% 12/1/23	115,000	$123,194
Cogent Communications Finance 144A
5.625% 4/15/21 #	185,000	179,913
Cogent Communications Group 144A
5.375% 3/1/22 #	60,000	60,300
CommScope Technologies Finance 144A
6.00% 6/15/25 #	115,000	116,725
Digicel 144A 6.75% 3/1/23 #	200,000	199,000
Digicel Group
144A 7.125% 4/1/22 #	200,000	195,000
144A 8.25% 9/30/20 #	221,000	230,282
Equinix 5.75% 1/1/25	130,000	134,550
Hughes Satellite Systems
7.625% 6/15/21	160,000	180,400
Intelsat Luxembourg
8.125% 6/1/23	625,000	559,375
Level 3 Communications
5.75% 12/1/22	185,000	189,394
Level 3 Financing
5.375% 8/15/22	40,000	41,050
144A 5.375% 5/1/25 #	220,000	219,175
Sprint
7.125% 6/15/24	485,000	470,450
7.25% 9/15/21	5,000	5,044
7.875% 9/15/23	125,000	127,425
T-Mobile USA
6.00% 3/1/23	30,000	31,219
6.125% 1/15/22	55,000	57,819
6.25% 4/1/21	85,000	89,887
6.375% 3/1/25	130,000	136,013
UPCB Finance IV 144A
5.375% 1/15/25 #	200,000	201,250
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	209,000
Windstream Services
7.50% 6/1/22	105,000	96,206
7.75% 10/1/21	80,000	76,000
Zayo Group 144A
6.00% 4/1/23 #	340,000	343,227

		4,271,898

Consumer Cyclical – 1.86%
Chinos Intermediate Holdings A 144A PIK 7.75%
5/1/19 #❆	145,000	125,063
DBP Holding 144A
7.75% 10/15/20 #	121,000	106,177

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Family Tree Escrow 144A
5.75% 3/1/23 #	150,000	$159,000
Landry’s 144A
9.375% 5/1/20 #	380,000	410,875
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	140,000	141,400
Neiman Marcus Group 144A
PIK 8.75% 10/15/21 #❆	155,000	168,175
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	130,000	134,550
Rite Aid 144A
6.125% 4/1/23 #	215,000	224,406
RSI Home Products 144A
6.50% 3/15/23 #	150,000	155,250
Wynn Las Vegas 144A
5.50% 3/1/25 #	250,000	251,250

		1,876,146

Consumer Non-Cyclical – 1.43%
Cott Beverages
144A 5.375% 7/1/22 #	60,000	58,950
144A 6.75% 1/1/20 #	190,000	200,450
JBS Investments 144A
7.75% 10/28/20 #	200,000	222,340
JBS USA 144A
5.75% 6/15/25 #	185,000	187,313
Prestige Brands 144A
5.375% 12/15/21 #	140,000	142,968
Spectrum Brands
144A 6.125% 12/15/24 #	240,000	256,200
6.625% 11/15/22	125,000	134,687
SUPERVALU 7.75% 11/15/22	225,000	242,437

		1,445,345

Energy – 4.91%
Baytex Energy 144A
5.625% 6/1/24 #	175,000	169,750
California Resources
5.50% 9/15/21	185,000	176,213
6.00% 11/15/24	155,000	143,375
Calumet Specialty Products Partners 7.625% 1/15/22	280,000	290,500
Chaparral Energy
7.625% 11/15/22	130,000	104,650
8.25% 9/1/21	115,000	93,725
CHC Helicopter
9.25% 10/15/20	171,000	145,777
Chesapeake Energy
4.875% 4/15/22	240,000	229,800

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Chesapeake Energy
5.75% 3/15/23	150,000	$148,875
Comstock Resources 144A
10.00% 3/15/20 #	235,000	227,950
CSI Compressco 144A
7.25% 8/15/22 #	145,000	138,475
Energy Transfer Equity
5.50% 6/1/27	45,000	45,337
5.875% 1/15/24	86,000	91,805
EP Energy 144A
6.375% 6/15/23 #	100,000	100,250
Exterran Partners
6.00% 4/1/21	100,000	98,250
Genesis Energy
5.75% 2/15/21	215,000	216,075
6.00% 5/15/23	30,000	30,450
Halcon Resources
144A 8.625% 2/1/20 #	20,000	20,350
9.75% 7/15/20	280,000	203,700
Laredo Petroleum
5.625% 1/15/22	120,000	120,900
7.375% 5/1/22	120,000	128,100
Linn Energy 6.25% 11/1/19	180,000	154,800
MarkWest Energy Partners
4.875% 12/1/24	180,000	182,700
Murphy Oil USA
6.00% 8/15/23	190,000	202,825
Northern Oil & Gas
8.00% 6/1/20	190,000	180,500
NuStar Logistics
6.75% 2/1/21	115,000	123,052
Oasis Petroleum
6.875% 3/15/22	230,000	236,325
Ocean Rig UDW 144A
7.25% 4/1/19 #	98,000	74,480
PBF Logistics 144A
6.875% 5/15/23 #	40,000	40,900
PDC Energy 7.75% 10/15/22	185,000	198,875
Pioneer Energy Services
6.125% 3/15/22	210,000	171,150
Rose Rock Midstream 144A
5.625% 11/15/23 #	100,000	98,750
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	125,000	125,469
Transocean
4.30% 10/15/22	55,000	44,206

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Transocean
6.375% 12/15/21	95,000	$89,656
Weatherford International
4.50% 4/15/22	110,000	106,695

		4,954,690

Financials – 0.75%
Ally Financial
4.625% 3/30/25	150,000	147,375
Goldman Sachs Group
5.375% 5/10/20 ●	75,000	74,906
Infinity Acquisition 144A
7.25% 8/1/22 #	125,000	118,750
ING Groep
6.50% 12/31/45 ●	200,000	200,875
James Hardie International Finance 144A
5.875% 2/15/23 #	200,000	209,000

		750,906

Healthcare – 2.49%
21st Century Oncology 144A
11.00% 5/1/23 #	80,000	79,600
Community Health Systems
6.875% 2/1/22	295,000	315,653
DaVita HealthCare Partners
5.00% 5/1/25	65,000	64,756
HCA 5.375% 2/1/25	185,000	191,013
HealthSouth 5.75% 11/1/24	95,000	98,444
IASIS Healthcare
8.375% 5/15/19	155,000	162,459
Immucor 11.125% 8/15/19	305,000	325,587
Kinetic Concepts
10.50% 11/1/18	74,000	79,772
12.50% 11/1/19	85,000	93,075
Mallinckrodt International Finance
4.75% 4/15/23	20,000	19,287
144A 5.50% 4/15/25 #	105,000	105,997
Par Pharmaceutical
7.375% 10/15/20	220,000	235,950
Quintiles Transnational 144A
4.875% 5/15/23 #	45,000	45,787
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	205,000	207,050
Tenet Healthcare
144A 5.00% 3/1/19 #	80,000	80,100
8.125% 4/1/22	215,000	234,887

(continues)	9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	45,000	$46,744
144A 6.125% 4/15/25 #	125,000	130,313

		2,516,474

Insurance – 0.56%
HUB International 144A
7.875% 10/1/21 #	215,000	222,525
USI 144A 7.75% 1/15/21 #	190,000	194,750
XLIT 6.50% 12/29/49 ●	175,000	151,200

		568,475

Media – 4.85%
Altice
144A 7.625% 2/15/25 #	200,000	198,000
144A 7.75% 5/15/22 #	210,000	212,625
Altice Financing 144A
6.625% 2/15/23 #	205,000	212,944
CCO Holdings 144A
5.375% 5/1/25 #	75,000	75,750
Columbus International 144A
7.375% 3/30/21 #	200,000	217,500
CSC Holdings 144A
5.25% 6/1/24 #	193,000	189,381
DISH DBS 5.875%11/15/24	115,000	115,575
Gray Television
7.50% 10/1/20	310,000	331,700
iHeartCommunications
9.00% 12/15/19	35,000	34,519
9.00% 9/15/22	540,000	510,165
LIN Television 144A
5.875% 11/15/22 #	250,000	256,875
MDC Partners 144A
6.75% 4/1/20 #	80,000	79,700
Nexstar Broadcasting 144A
6.125% 2/15/22 #	200,000	209,500
Numericable-SFR 144A
6.00% 5/15/22 #	210,000	212,625
Outfront Media Capital
5.875% 3/15/25	90,000	95,287
RCN Telecom Services 144A
8.50% 8/15/20 #	150,000	160,313
Sinclair Television Group
144A 5.625% 8/1/24 #	345,000	350,175
Sirius XM Radio 144A
5.375% 4/15/25 #	230,000	230,920
Unitymedia 144A
6.125% 1/15/25 #	230,000	238,625

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
Univision Communications
144A 5.125% 5/15/23 #	115,000	$115,863
VTR Finance 144A
6.875% 1/15/24 #	400,000	417,500
WideOpenWest Finance
10.25% 7/15/19	305,000	326,731
13.375% 10/15/19	90,000	99,000

		4,891,273

Services – 3.79%
AECOM
144A 5.75% 10/15/22 #	80,000	83,000
144A 5.875% 10/15/24 #	115,000	119,887
Air Medical Merger Sub 144A
6.375% 5/15/23 #	195,000	188,663
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	200,000	199,750
144A 10.75% 10/15/19 #	80,000	64,600
Avis Budget Car Rental 144A
5.25% 3/15/25 #	240,000	236,100
BlueLine Rental Finance 144A
7.00% 2/1/19 #	100,000	103,750
Boyd Gaming
6.875% 5/15/23	95,000	97,137
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	135,000	111,037
Communications Sales & Leasing 144A
8.25% 10/15/23 #	80,000	81,800
Covanta Holding
5.875% 3/1/24	200,000	207,000
ESH Hospitality 144A
5.25% 5/1/25 #	110,000	111,375
ExamWorks Group
5.625% 4/15/23	195,000	200,119
GEO Group
5.125% 4/1/23	80,000	82,600
5.875% 10/15/24	135,000	144,113
Lennar 4.75% 5/30/25	150,000	147,375
Mattamy Group 144A
6.50% 11/15/20 #	235,000	229,125
MGM Resorts International
6.00% 3/15/23	295,000	307,169
Navios South American Logistics 144A
7.25% 5/1/22 #	180,000	174,825
Omnicare 5.00% 12/1/24	45,000	50,006

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services (continued)
Pinnacle Entertainment
6.375% 8/1/21	70,000	$75,075
7.75% 4/1/22	120,000	133,200
Sabre GLBL 144A
5.375% 4/15/23 #	100,000	102,250
United Rentals North America
5.75% 11/15/24	285,000	291,056
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	80,000	81,200
West 144A
5.375% 7/15/22 #	210,000	204,487

		3,826,699

Technology – 1.55%
Avaya 144A 7.00% 4/1/19 #	40,000	40,200
Blue Coat Holdings 144A
8.375% 6/1/23 #	60,000	60,750
CDW 5.50% 12/1/24	103,000	108,150
CommScope 144A
5.50% 6/15/24 #	200,000	200,250
Entegris 144A
6.00% 4/1/22 #	200,000	210,000
First Data
11.25% 1/15/21	150,000	168,750
11.75% 8/15/21	272,000	311,780
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	315,000	321,694
Micron Technology
144A 5.25% 1/15/24 #	100,000	99,250
144A 5.625% 1/15/26 #	40,000	39,400

		1,560,224

Utilities – 2.16%
Abengoa Yield 144A
7.00% 11/15/19 #	200,000	208,500
AES 5.50% 4/15/25	190,000	187,625
AES Gener 144A
8.375% 12/18/73 #●	200,000	219,500
Altice US Finance 144A
7.75% 7/15/25 #	200,000	196,550
Calpine
5.375% 1/15/23	320,000	323,200
5.50% 2/1/24	100,000	100,250
DPL 144A 6.75% 10/1/19 #	170,000	183,600
Dynegy
5.875% 6/1/23	120,000	120,000
144A 7.375% 11/1/22 #	110,000	117,700
144A 7.625% 11/1/24 #	105,000	113,137

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Enel 144A
8.75% 9/24/73 #●	200,000	$239,000
GenOn Energy
9.875% 10/15/20	165,000	170,775

		2,179,837

Total Corporate Bonds (cost $38,480,648)		38,274,731

Senior Secured Loans – 2.15%«

21st Century Oncology Tranche B 1st Lien
6.50% 4/28/22	90,000	89,875
Applied Systems 2nd Lien
7.50% 1/23/22	198,017	199,378
Atkore International 2nd Lien
7.75% 10/9/21	110,000	103,675
Avaya Tranche B-3
4.68% 10/26/17	128,513	128,235
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	210,000	212,669
CD&R Millennium Holdco 6 SARL 2nd Lien
8.25% 7/31/22	195,000	195,000
Drillship Ocean Ventures Tranche B 1st Lien
5.50% 7/25/21	55,849	50,613
Flint Group 2nd Lien
8.25% 9/7/22	195,000	193,294
Green Energy Partners (Stonewall) Tranche B
6.50% 11/13/21	125,000	126,953
iHeartCommunications Tranche D 6.94% 1/30/19	115,000	108,038
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	39,899	36,472
Marina District Finance Tranche B 1st Lien
6.50% 8/15/18	156,900	158,623
Moxie Patriot Tranche B1
6.75% 12/19/20	100,000	100,500
Old HB 1st Lien
6.75% 3/20/20	198,000	202,455
Panda Liberty Tranche B
7.50% 8/21/20	105,000	105,263
Rite Aid 2nd Lien
5.75% 8/21/20	87,000	87,911

(continues)	11

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Solenis International 2nd Lien
7.75% 7/31/22	75,000	$72,937

Total Senior Secured Loans (cost $2,171,956)		2,171,891

	Number of shares

Limited Partnership – 1.76%

Ares Management	16,900	329,381
Brookfield Infrastructure Partners	9,400	406,550
CrossAmerica Partners	31,200	1,043,016

Total Limited Partnership (cost $1,209,823)		1,778,947

Preferred Stock – 0.41%

Ally Financial 144A 7.00% #	200	203,000
GMAC Capital Trust I
8.125% ●	8,000	208,480

Total Preferred Stock (cost $404,320)		411,480

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 @	7,872	787

Total Warrant (cost $65)		787

	Principal amount°

Short-Term Investments – 1.98%

Discount Notes – 0.71%≠
Federal Home Loan Bank
0.05% 6/1/15	144,259	144,259
0.065% 6/5/15	63,870	63,870
0.075% 6/4/15	36,609	36,609
0.075% 6/29/15	36,609	36,608
0.08% 7/17/15	158,315	158,309
0.08% 7/22/15	211,087	211,078
0.095% 7/14/15	69,556	69,554

		720,287

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 1.27%
Bank of America Merrill Lynch
0.04%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $453,416 (collateralized by U.S. government obligations 0.50%–1.375% 7/31/16–2/29/20; market value $462,483)	453,414	$453,414
Bank of Montreal
0.08%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $377,848 (collateralized by U.S. government obligations 0.00%–9.125% 11/12/15–5/15/45; market value $385,402)	377,845	377,845
BNP Paribas
0.09%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $447,744 (collateralized by U.S.government obligations 0.00%–8.75% 7/23/15–5/15/45; market value $456,695)	447,741	447,741

		1,279,000

Total Short-Term Investments (cost $1,999,252)		1,999,287

Total Value of Securities – 139.54% (cost $115,981,951)		$140,839,110

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $24,069,517, which represents 23.85% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $382,201, which represents 0.38% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
❆	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2015, the aggregate value of fair valued securities was $35,265, which represents 0.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2015.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2015.

Unfunded Commitments

The Fund may invest in floating-rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at May 31, 2015:

Borrower	Unfunded Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Informatica Bridge Loan	$195,000	$195,000	$195,000	$—
SS&C Technologies Bridge Loan	200,000	200,000	200,000	—

Total			$395,000	$—

Summary of abbreviations:

HSBC – Hong Kong Shanghai Bank

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$138,839,823
Short-term investments, at value[2]	1,999,287
Foreign currencies, at value[3]	30,382
Dividends and interest receivable	986,577
Receivable for securities sold	436,326

Total assets	142,292,395

Liabilities:
Borrowing under line of credit	40,000,000
Payable for securities purchased	745,875
Cash overdraft	400,228
Other accrued expenses	102,516
Investment management fees payable	65,692
Interest expense payable on leverage	39,889
Other affiliates payable	2,885
Directors’ fees and expenses payable	705

Total liabilities	41,357,790

Total Net Assets	$100,934,605

Net Assets Consist of:
Common stock, $0.01 par value, 500,000,000 shares authorized to the Fund	$82,391,665
Distributions in excess of net investment income	(992,247)
Accumulated net realized loss on investments	(5,320,067)
Net unrealized appreciation of investments and foreign currencies	24,855,254

Total Net Assets	$100,934,605

Net Asset Value

Common Shares
Net assets	$100,934,605
Shares of beneficial interest outstanding	8,967,091
Net asset value per share	$11.26

[1]Investments, at cost	$113,982,699
[2]Short-term investments, at cost	1,999,252
[3]Foreign currencies, at cost	32,287

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.

Six months ended May 31, 2015 (Unaudited)

Investment Income:
Interest	$1,918,757
Dividends	1,102,669
Securities lending income	16,910
Foreign tax withheld	(1,247)

3,037,089

Expenses:
Management fees	383,573
Interest expense	214,300
Reports and statements to shareholders	47,476
Dividend disbursing and transfer agent fees and expenses	36,322
Accounting and administration expenses	22,206
Audit and tax	18,996
Legal fees	17,297
Custodian fees	4,895
Directors’ fees and expenses	2,421
Registration fees	380
Other expenses	31,917

Total operating expenses	779,783

Net Investment Income	2,257,306

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,522,567
Foreign currencies	(953)
Foreign currency exchange contracts	8

Net realized gain	1,521,622

Net change in unrealized appreciation (depreciation) of:
Investments	92,011
Foreign currencies	(977)

Net change in unrealized appreciation (depreciation)	91,034

Net Realized and Unrealized Gain	1,612,656

Net Increase in Net Assets Resulting from Operations	$3,869,962

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14
Increase in Net Assets from Operations:
Net investment income	$2,257,306	$4,058,519
Net realized gain	1,521,622	7,702,092
Net change in unrealized appreciation (depreciation)	91,034	1,282,469

Net increase in net assets resulting from operations	3,869,962	13,043,080

Dividends and Distributions to Shareholders from:
Net investment income	(2,824,633)	(5,822,709)

	(2,824,633)	(5,822,709)

Capital Share Transactions:
Cost of shares repurchased[1]	—	(5,205,631)

Decrease in net assets derived from capital share transactions	—	(5,205,631)

Net Increase in Net Assets	1,045,329	2,014,740
Net Assets:
Beginning of period	99,889,276	97,874,536

End of period	$100,934,605	$99,889,276

Distributions in excess of net investment income	$(992,247)	$(424,920)

1See Note 4 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.

Six months ended May 31, 2015 (Unaudited)

Net Cash (including Foreign Currency) Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$3,869,962

Adjustments to reconcile net decrease in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments, net	(346,141)
Purchase of investment securities	(31,368,928)
Proceeds from disposition of investment securities	29,114,988
Proceeds from disposition of short-term investment securities, net	2,681,792
Net realized gain on investments	(1,390,684)
Net change in unrealized appreciation (depreciation)	(91,034)
Decrease in receivable for securities sold	110,841
Increase in dividends and interest and securities lending income receivable	(15,128)
Decrease in payable for securities purchased	(162,500)
Decrease in securities lending collateral	(5,588,206)
Increase in interest expense payable on leverage	2,200
Increase in investment management fees payable	2,435
Increase in Directors’ fees and expenses payable	131
Decrease in other affiliates payable	(278)
Decrease in other accrued expenses	(51,417)

Total adjustments	(7,101,929)

Net cash provided by operating activities	(3,231,967)

Cash Flows Provided by (Used for) Financing Activities:
Cash dividends and distributions paid to shareholders	(2,824,633)
Decrease in obligation to return securities lending collateral	5,588,206

Net cash used for financing activities	2,763,573

Effect of exchange rates on cash	(977)

Net decrease in cash	(469,371)
Cash at beginning of period*	99,525

Cash at end of period*	$(369,846)

Cash paid for interest expense on leverage	$212,100

*Includes foreign currencies, at value as shown on the “Statement of assets and liabilities.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/15[1]	Year ended
	(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10
Net asset value, beginning of period	$11.140	$10.370	$8.660	$7.670	$7.680	$7.040

Income from investment operations:
Net investment income[2]	0.252	0.439	0.437	0.439	0.432	0.423
Net realized and unrealized gain	0.183	0.961	1.903	1.226	0.248	0.907

Total from investment operations	0.435	1.400	2.340	1.665	0.680	1.330

Less dividends and distributions from:
Net investment income	(0.315)	(0.630)	(0.630)	(0.581)	(0.690)	(0.690)
Return of capital	—	—	—	(0.094)	—	—

Total dividends and distributions	(0.315)	(0.630)	(0.630)	(0.675)	(0.690)	(0.690)

Net asset value, end of period	$11.260	$11.140	$10.370	$8.660	$7.670	$7.680

Market value, end of period	$10.320	$10.050	$9.410	$7.920	$6.890	$7.560

Total return based on3:
Net asset value	4.28%	14.51%	28.51%	22.88%	9.30%	19.61%
Market value	5.94%	13.85%	27.51%	25.10%	(0.26% )	25.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,935	$99,889	$97,875	$81,723	$72,386	$72,470
Ratio of expenses to average net assets[4,5]	1.57%	1.55%	1.43%	1.60%	1.51%	1.65%
Ratio of net investment income to average net assets[6]	4.53%	4.06%	4.51%	5.26%	5.35%	5.75%
Portfolio turnover	26%	48%	45%	39%	45%	62%

Leverage analysis:
Debt outstanding at end of period at par (000 omitted)	$40,000	$40,000	$28,225	$28,225	$20,225	$20,225
Asset coverage per $1,000 of debt outstanding at end of period	$3,523	$3,497	$4,468	$3,895	$4,579	$4,583

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2015, and the years ended Nov. 30, 2014, 2013, 2012, 2011, and 2010 were 0.31%, 0.26%, 0.26%, 0.36%, 0.28%, and 0.33%, respectively.

[5]

The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2015,and the years ended Nov. 30, 2014, 2013, 2012, 2011, and 2010 were 0.81%, 0.90%, 0.84%, 0.85%, 0.91%, and 0.95%, respectively.

[6]

The ratio of net investment income to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2015, and the years ended Nov. 30, 2014, 2013, 2012, 2011, and 2010 were 3.24%, 3.05%, 3.44%, 3.97%, 4.23%, and 4.45%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2015 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2011–Nov. 30, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 29, 2015.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the

(continues)	19

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be non-taxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) no longer applies to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2015 in early 2016.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2015. Delaware Management Company (DMC), a series of Delaware Management Business Trust, and its affiliates have previously acted and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2015.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC and the investment manager, an annual fee of 0.55% of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets exclude the line of credit liability.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC fees are calculated based on the aggregate daily net assets (excluding the line of credit liability) of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2015, the Fund was charged $3,296 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

As provided in the investment management agreement, the Fund bears a portion of cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2015, the Fund was charged $9,098 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Directors of the Fund. These officers and Directors are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$31,368,928
Sales	29,114,988

At May 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$115,675,910

Aggregate unrealized appreciation	$27,582,963
Aggregate unrealized depreciation	(2,419,763)

Net unrealized appreciation	$25,163,200

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2014 will expire as follows: $6,704,656 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2014, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

(continues)	21

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

3. Investments (continued)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	4,543,312	—	—	4,543,312
Consumer Staples	8,786,178	—	—	8,786,178
Diversified REITs	1,503,690	—	—	1,503,690
Energy	9,367,030	—	—	9,367,030
Financials	9,064,571	—	—	9,064,571
Healthcare	13,142,879	—	—	13,142,879
Healthcare REITs	890,955	—	—	890,955
Hotel REITs	1,118,248	—	—	1,118,248
Industrial REITs	814,864	—	—	814,864
Industrials	6,591,000	—	—	6,591,000
Information Technology	11,335,173	—	—	11,335,173
Mall REITs	1,885,542	—	—	1,885,542
Materials	2,087,694	233,644	—	2,321,338
Mixed REITs	305,641	—	—	305,641
Mortgage REIT	291,458	—	—	291,458
Multifamily REITs	1,591,792	—	—	1,591,792
Office REITs	2,193,219	272,629	—	2,465,848
Self-Storage REITs	646,123	—	—	646,123
Shopping Center REITs	1,889,068	—	—	1,889,068
Single Tenant REIT	224,432	—	—	224,432
Specialty REITs	396,928	—	—	396,928
Telecommunications	4,246,540	—	—	4,246,540
Utilities	2,408,444	—	—	2,408,444
Convertible Preferred Stock[1]	2,043,579	185,074	35,265	2,263,918
Corporate Debt	—	46,381,746	—	46,381,746
Senior Secured Loans	—	2,171,891	—	2,171,891
Limited Partnership	1,778,947	—	—	1,778,947
Preferred Stock[1]	208,480	203,000	—	411,480
Warrant	787	—	—	787
Short-Term Investments	—	1,999,287	—	1,999,287

Total	$89,356,574	$51,447,271	$35,265	$140,839,110

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	90.27%	8.17%	1.56%	100.00%
Preferred Stock	50.67%	49.33%	—	100.00%

During the six months ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such

(continues)	23

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

3. Investments (continued)

security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc., in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2015 and the year ended Nov. 30, 2014.

On May 22, 2014, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to 98% of the Fund’s net asset value at the close of business on the NYSE on July 2, 2014, the first business day following the expiration of the offer. The tender offer commenced on June 2, 2014, and expired on June 27, 2014.

In connection with the tender offer, the Fund purchased 471,952 shares of capital stock at a total cost of $5,205,631. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 31.8804%) in accordance with the terms of the tender offer.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2015 and the year ended Nov. 30, 2014.

5. Line of Credit

For the six months ended May 31, 2015, the Fund borrowed a portion of the money available to it pursuant to a $40,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that was scheduled to expire on June 24, 2015. Effective June 19, 2015, the Fund entered into a new Credit Agreement that is scheduled to terminate on June 17, 2016. The terms of the new Credit Agreement are substantially the same as the terms in the expiring agreement. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2015, the par value of loans outstanding was $40,000,000, at a variable interest rate of 1.03%. During the six months ended May 31, 2015, the average daily balance of loans outstanding was $40,000,000, at a weighted average interest rate of approximately 1.06%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee under both the new and expiring Credit Agreements is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2015.

During the six months ended May 31, 2015, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2015.

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	—	USD	53

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$ 453,414	$ (453,414)	$—	$—
Bank of Montreal	377,845	(377,845)	—	—
BNP Paribas	447,741	(447,741)	—	—
Total	$1,279,000	$(1,279,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

(continues)	25

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2015, the Fund had no securities on loan.

9. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating-rate debt to finance their ongoing operations.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements.

(continues)	27

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

12. Subsequent Events

On May 21, 2015, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to 98% of the Fund’s net asset value at the close of business on the NYSE on June 29, 2015, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2015, and expired on June 26, 2015. In connection with the tender offer, the Fund purchased 448,355 shares of capital stock at a total cost of $4,703,244. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 30.7266%) in accordance with the terms of the tender offer.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Mr. Zenouzi has been a co-portfolio manager of the Fund since May 2006.

Anthony A. Lombardi, CFA

Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last worked as a director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst, last serving as a vice president. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA in finance with a concentration in portfolio management. He is a member of the New York Society of Security Analysts and the CFA Institute.

Mr. Lombardi has been a co-portfolio manager of the Fund since March 2005.

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Mr. Nutt has been a co-portfolio manager of the Fund since March 2005.

Damon J. Andres, CFA

Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Mr. Andres has been a co-portfolio manager of the Fund since January 2001.

(continues)	29

Other Fund information (Unaudited)

Fund management (continued)

Kristen E. Bartholdson

Vice President, Senior Portfolio Manager

Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004, she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Ms. Bartholdson has been a co-portfolio manager of the Fund since December 2008.

Nikhil G. Lalvani, CFA

Vice President, Senior Portfolio Manager

Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has worked as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Mr. Lalvani has been a co-portfolio manager of the Fund since October 2006.

Robert A. Vogel Jr., CFA

Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

Mr. Vogel has been a co-portfolio manager of the Fund since March 2005.

Roger A. Early, CPA, CFA

Managing Director, Head of Fixed Income Investments, Executive Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

President and Chief Executive Officer — Delaware Investments® Family of Funds

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in February 2015 and president and CEO of the Delaware Investments Family of Funds in May 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Mr. Early has been a co-portfolio manager of the Fund since January 2008.

Wayne A. Anglace, CFA

Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Mr. Anglace has been a co-portfolio manager of the Fund since March 2010.

Paul A. Matlack, CFA

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Mr. Matlack has been a co-portfolio manager of the Fund since December 2012.

Craig C. Dembek, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is co-head of credit research and senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Mr. Dembek has been a co-portfolio manager of the Fund since December 2012.

John P. McCarthy, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is co-head of credit research and senior research analyst on the firm’s taxable fixed income team, responsible for steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/ trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Mr. McCarthy has been a co-portfolio manager of the Fund since December 2012.

(continues)	31

Other Fund information (Unaudited)

Fund management (continued)

Christopher M. Testa, CFA

Senior Vice President, Senior Portfolio Manager

Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He primarily manages high yield assets. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

Mr. Testa has been a co-portfolio manager of the Fund since June 2014.

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors

Thomas L. Bennett

Chairman of the Board

Delaware Investments Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec†

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow†

Former Executive Vice President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth†

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa†

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

†Audit committee member

Affiliated officers

Roger A. Early

President and

Chief Executive Officer

Delaware Investments Family of Funds

Philadelphia, PA

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments including the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager

Delaware Management Company a series of Delaware Management Business Trust

Philadelphia, PA

Principal office of the Fund

2005 Market Street

Philadelphia, PA 19103-7094

Independent registered public accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

Website

delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options

Delaware Investments Dividend and

Income Fund, Inc. offers an automatic

dividend reinvestment program. If you

would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2015